Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill
Goodwill
Goodwill is tested for impairment at the reporting unit level on an annual basis, in the fourth quarter, or on an interim basis if changes in circumstances could reduce the fair value of a reporting unit below its carrying value. Our reporting units are consistent with our operating segments for the U.S. Information Services and Consumer Interactive segments. The reporting units for our International segment are the geographic regions of Africa, Canada, Latin America and Asia-Pacific.
Our impairment tests are performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economic factors and future profitability. Goodwill impairment tests performed during 2015, 2014 and 2013 resulted in no impairment. At December 31, 2015, there was no accumulated goodwill impairment loss.
Goodwill allocated to our segments as of December 31, 2015, 2014 and 2013, and the changes in the carrying amount of goodwill during those periods consisted of the following:

(in millions)	USIS	International	Consumer Interactive	Total
Balance, December 31, 2013	$1,151.5	$517.0	$241.2	$1,909.7
Purchase accounting adjustments	10.3	—	—	10.3
Acquisitions	40.8	92.9	—	133.7
Foreign exchange rate adjustment	—	(29.8)	—	(29.8)
Balance, December 31, 2014	$1,202.6	$580.1	$241.2	$2,023.9
Purchase accounting adjustments	(5.7)	1.8	—	(3.9)
Acquisitions	13.2	—	—	13.2
Foreign exchange rate adjustment	—	(49.8)	—	(49.8)
Balance, December 31, 2015	$1,210.1	$532.1	$241.2	$1,983.4